Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per Share
Schedule of Earnings Per Share, Basic and Diluted
For the six months ended June 30,
2023 2022
Net income $ 33,077 $ 61,649
Dividends on series B preferred shares (2,884) (2,884)
Net income attributable to common stockholders $ 30,193 $ 58,765
Weighted average number of common shares, basic 98,489,613 77,343,851
Incremental shares

1,272,798 2,964,828
Weighted average number of common shares, diluted

99,762,411 80,308,679
Earnings/(loss) per share, basic $ 0.31 $ 0.76
Earnings/(loss) per share, diluted $ 0.30 $ 0.73